Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - Majority Shareholder - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Trade receivables	$ 0	$ 0
Trade payables	$ 2	$ 2